16. Equity	12 Months Ended
Dec. 31, 2019
Equity
Equity

16.        Equity

As of December 31, 2019, the share capital of €762 (2018: €624) is composed of 76,249,901 (2018: 62,430,106) common shares with a par value of €0.01.

On November 13, 2019,  the Group issued 13,800,000 common shares in a public offering at a price of $2.50 per common share resulting in aggregate net proceeds of €29.5 million.

As at 31, December 2019 and 2018, the authorized share capital amounted to €3,200 consisting of 155,975,000 common shares and 155,975,000 cumulative preference shares, each with a par value of €0.01 per share.